Matthews Asia Innovators Active ETF	September 30, 2023

Schedule of Investments (unaudited)

COMMON EQUITIES: 98.7%

	Shares	Value

CHINA/HONG KONG: 38.0%
PDD Holdings, Inc. ADR[a]	53,670	$5,263,417
Tencent Holdings, Ltd.	100,300	3,921,406
Trip.com Group, Ltd. ADR[a]	97,815	3,420,591
Alibaba Group Holding, Ltd. ADR[a]	34,289	2,974,228
Kuaishou Technology[a,b,c]	290,400	2,330,438
KE Holdings, Inc. ADR	130,621	2,027,238
Meituan Class Ba,b,c	133,520	1,953,739
Legend Biotech Corp. ADR[a]	24,128	1,620,678
NetEase, Inc.	75,700	1,541,673
Full Truck Alliance Co., Ltd. ADR[a]	217,949	1,534,361
Baidu, Inc. ADR[a]	11,121	1,494,106
Proya Cosmetics Co., Ltd. A Shares	92,780	1,293,820
NARI Technology Co., Ltd. A Shares	408,980	1,245,619
Airtac International Group	41,000	1,243,444
Bilibili, Inc. Class Za	85,540	1,182,860
Contemporary Amperex Technology Co., Ltd. A Shares	40,200	1,120,242
MINISO Group Holding, Ltd. ADR	42,255	1,094,404
Wuxi Biologics Cayman, Inc.[a,b,c]	179,000	1,043,349
BYD Co., Ltd. A Shares	31,500	1,023,374
WuXi AppTec Co., Ltd. A Shares	55,700	658,851

Total China/Hong Kong		37,987,838

INDIA: 23.8%
Axis Bank, Ltd.	261,039	3,258,852
Zomato, Ltd.[a]	2,618,695	3,200,789
ICICI Bank, Ltd.	277,893	3,185,481
Bajaj Finance, Ltd.	28,459	2,676,816
Reliance Industries, Ltd.	86,444	2,441,090
HDFC Bank, Ltd.	106,679	1,960,762
Mahindra & Mahindra, Ltd.	86,084	1,611,200
Indian Hotels Co., Ltd.	300,629	1,488,279
Titan Co., Ltd.	37,906	1,437,339
PB Fintech, Ltd.[a]	149,971	1,382,028
Sona Blw Precision Forgings, Ltd.[b,c]	156,027	1,096,156

Total India		23,738,792

TAIWAN: 13.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	442,000	7,161,165
Alchip Technologies, Ltd.	28,000	2,333,297
Unimicron Technology Corp.	220,000	1,182,448
M31 Technology Corp.	46,000	1,141,432
WinWay Technology Co., Ltd.	47,000	987,159
Chroma ATE, Inc.	106,000	906,306

Total Taiwan		13,711,807

SOUTH KOREA: 9.9%
Samsung Electronics Co., Ltd.	119,826	6,073,884
SK Hynix, Inc.	25,799	2,192,934
Samsung SDI Co., Ltd.	2,386	905,315
Daejoo Electronic Materials Co., Ltd.	12,302	763,063

Total South Korea		9,935,196

UNITED STATES: 3.0%
NVIDIA Corp.	3,909	1,700,376
Broadcom, Inc.	1,588	1,318,961

Total United States		3,019,337

	Shares	Value

INDONESIA: 3.0%
PT Bank Rakyat Indonesia Persero Tbk	4,720,300	$1,595,831
PT Mitra Adiperkasa Tbk	11,667,300	1,373,956

Total Indonesia		2,969,787

VIETNAM: 2.3%
Mobile World Investment Corp.	551,800	1,194,186
Military Commercial Joint Stock Bank	1,393,000	1,060,296

Total Vietnam		2,254,482

SINGAPORE: 1.5%
Sea, Ltd. ADR[a]	33,519	1,473,160

Total Singapore		1,473,160

JAPAN: 1.3%
Keyence Corp.	3,400	1,264,533

Total Japan		1,264,533

FRANCE: 1.2%
LVMH Moet Hennessy Louis Vuitton SE	1,581	1,199,171

Total France		1,199,171

NETHERLANDS: 1.0%
ASML Holding NV	1,666	980,708

Total Netherlands		980,708

TOTAL COMMON EQUITIES		98,534,811

(Cost $95,694,608)

SHORT-TERM INVESTMENTS: 1.3%

MONEY MARKET FUNDS: 1.3%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.22%[d]	1,312,944	1,312,944

(Cost $1,312,944)

TOTAL INVESTMENTS: 100.0%		99,847,755
(Cost $97,007,552)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.0%		36,176

NET ASSETS: 100.0%		$99,883,931

a	Non-income producing security.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2023, the aggregate value is $6,423,682, which is 6.43% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Rate shown is the current yield as of September 30, 2023.

ADR	American Depositary Receipt

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